Derivative Financial Instruments and Hedge Accounting - Schedule of Hedges of Net Investments in Foreign Operations (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2021	Mar. 31, 2021
Foreign exchange forward contracts [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	¥ 2,570,698	¥ 1,963,691
Foreign currency denominated financial liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	109,322	91,401
Carrying value [member] | Foreign exchange forward contracts [member]
Disclosure of detailed information about financial instruments [line items]
Carrying amounts, Assets	23,193	5,269
Carrying amounts, Liabilities	67,644	91,422
Carrying value [member] | Foreign currency denominated financial liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Carrying amounts, Assets	0
Carrying amounts, Liabilities	¥ 109,322	¥ 91,401